UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File Number 811-6628
                                                      --------

                           The Yacktman Funds, Inc.
                           ------------------------
              (Exact name of registrant as specified in charter)

                         1110 Lake Cook Road, Suite 385
                          Buffalo Grove, Illinois 60089
               (Address of principal executive offices) (Zip code)


                               Donald A. Yacktman
                          Yacktman Asset Management Co.
                         1110 Lake Cook Road, Suite 385
                          Buffalo Grove, Illinois 60089
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847) 325-0707
                                                          --------------

                     Date of fiscal year end: December 31
                                              -----------
                 Date of reporting period: September 30, 2004
                                           ------------------

                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

The Yacktman Funds, Inc.
Schedules of Investments
September 30, 2004 (Unaudited)

THE YACKTMAN FOCUSED FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
COMMON STOCKS                     80.4%

BEVERAGES                          7.7%
Coca-Cola Co.                              170,000     $6,808,500
                                                     -------------

COMMERCIAL SERVICES & SUPPLIES     2.0%
Block H&R, Inc.                             35,000      1,729,700
                                                     -------------

DIVERSIFIED FINANCIALS            13.1%
AmeriCredit Corp.*                         350,000      7,308,000
Federal Home Loan Mortgage                  65,000      4,240,600
Corp.
                                                     -------------
                                                       11,548,600
                                                     -------------

FOOD PRODUCTS                     13.3%
Interstate Bakeries Corp.                   80,000        312,000
Kraft Foods, Inc.                          215,000      6,819,800
Lancaster Colony Corp.                     110,000      4,638,150
                                                     -------------
                                                       11,769,950
                                                     -------------

HEALTH CARE PROVIDERS &            4.3%
SERVICES
Cardinal Health, Inc.                       35,000      1,531,950
First Health Group Corp.*                  140,000      2,252,600
                                                     -------------
                                                        3,784,550
                                                     -------------

HOUSEHOLD PRODUCTS                13.5%
Clorox Co.                                  70,000      3,731,000
Henkel KGaA                                 85,000      5,911,946
Unilever NV                                 40,000      2,312,000
                                                     -------------
                                                       11,954,946
                                                     -------------

INDUSTRIAL CONGLOMERATES           4.5%
Tyco International Ltd.                    130,000      3,985,800
                                                     -------------

IT CONSULTING & SERVICES           2.4%
Electronic Data Systems Corp.              110,000      2,132,900
                                                     -------------

MEDIA                             11.3%
Interpublic Group of Cos., Inc.*           193,100      2,044,929
Liberty Media Corp.*                       910,000      7,935,200
                                                     -------------
                                                        9,980,129
                                                     -------------

PHARMACEUTICALS                    3.5%
Bristol-Myers Squibb Co.                   130,000      3,077,100
                                                     -------------

REAL ESTATE                        2.0%
Trizec Properties, Inc.                    110,000      1,756,700
                                                     -------------


-----------------------------------------------------------------

                                           NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------


SPECIALTY RETAIL                   0.6%
Friedman's, Inc., Class A                  260,000       $535,600
                                                     ------------

TOBACCO                            2.1%
Altria Group., Inc.                         40,000      1,881,600
                                                     ------------

Total Common Stocks                                    70,946,075
                                                     ------------
   (cost $59,151,012)

                                        PRINCIPAL
                                          AMOUNT         VALUE
-----------------------------------------------------------------
CORPORATE BONDS                    2.7%

Fleming Cos., Inc.,
10.125%, 4/1/08*                       $11,825,000    2,158,063
Fleming Cos., Inc.,
9.25%, 6/15/10*                        1,000,000        182,500
                                                     ------------

Total Corporate Bonds
     (cost $4,810,219)                                 2,340,563
                                                     ------------

SHORT-TERM INVESTMENTS            38.7%

COMMERCIAL PAPER                  14.7%

Citigroup
1.63%, 10/6/04                          3,600,000      3,599,185
Prudential Funding,
1.63%, 10/6/04                          3,600,000      3,599,185
Rabobank Financial Corp.,
1.78%, 10/1/04                          2,900,000      2,900,000
UBS Financial,
1.78%, 10/1/04                          2,900,000      2,900,000
                                                     ------------

Total Commercial Paper
     (cost $12,998,370)                               12,998,370
                                                     ------------


THE YACKTMAN FOCUSED FUND

PORTFOLIO OF INVESTMENTS
(CONT'D.)
SEPTEMBER 30, 2004 (UNAUDITED)
-----------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT       VALUE
-----------------------------------------------------------------
DEMAND NOTE
(VARIABLE RATE)                    0.4%

U.S. Bancorp, 1.59%                       $376,348      $376,348
                                                      -----------

Total Demand Note
     (cost $376,348)                                      376,348
                                                      -----------

OTHER SHORT-TERM INVESTMENT       23.6%
Securities Lending Investment
Account
       (cost $20,796,038)                              20,796,038
                                                      -----------

Total Short-Term Investments
     (cost $34,170,756)                                34,170,756
                                                      -----------

                                          NUMBER
                                            OF
                                         CONTRACTS     VALUE
-----------------------------------------------------------------


PUT OPTION PURCHASED               0.8%

Omnicom Group
  Expiring Jan. 2005 @ $100.00                 250        673,750
                                                      -----------

Total Put Option Purchased                                673,750
                                                      -----------
   (cost $1,003,500)

Total Investments
   (cost $99,135,487)            122.6%               108,131,144
                                                      -----------

Other Assets less Liabilities      1.0%                   902,111

Less Liability for Collateral    -23.6%
on Securities
  Loaned                                              (20,796,038)
                                                      -----------

Net Assets - 100% (equivalent
to $15.80 per share based on
5,585,929 shares outstanding)                         $88,237,217
                                                      ===========

* Non-income producing
  Issue in default


See notes to financial statements

THE YACKTMAN FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCKS                       73.8%

AUTO COMPONENTS                      0.1%
Bandag, Inc., Class A                        10,700     $431,103
                                                      ----------

BANKS                                1.8%
U.S. Bancorp                                150,000    4,335,000
Washington Mutual, Inc.                      40,000    1,563,200
                                                      ----------
                                                       5,898,200
                                                      ----------

BEVERAGES                            6.3%
Coca-Cola Co.                               420,000   16,821,000
PepsiCo, Inc.                                90,000    4,378,500
                                                      ----------
                                                      21,199,500
                                                      ----------

COMMERCIAL SERVICES & SUPPLIES       1.3%
Block H&R, Inc.                              90,000    4,447,800
                                                      ----------

DIVERSIFIED FINANCIALS               8.8%
AmeriCredit Corp.*                          880,000   18,374,400
Federal Home Loan Mortgage Corp.            100,000    6,524,000
Federal National Mortgage                    70,000    4,438,000
Association
                                                      ----------
                                                      29,336,400
                                                      ----------

FOOD PRODUCTS                       12.8%
Cadbury Schweppes plc                       180,000   5,563,800
Interstate Bakeries Corp.                   120,000     468,000
Kraft Foods, Inc.                           640,000   20,300,800
Lancaster Colony Corp.                      390,000   16,444,350
                                                      ----------
                                                      42,776,950
                                                      ----------

GAS UTILITIES                        1.5%
Nicor, Inc.                                 140,000    5,138,000
                                                      ----------

HEALTH CARE PROVIDERS & SERVICES     3.3%
Cardinal Health, Inc.                       120,000    5,252,400
First Health Group Corp.*                   350,000    5,631,500
                                                      ----------
                                                      10,883,900
                                                      ----------

HOUSEHOLD PRODUCTS                  11.0%
Clorox Co.                                  250,000   13,325,000
Henkel KGaA                                 265,000   18,431,360
Unilever NV                                  90,000    5,202,000
                                                      ----------
                                                      36,958,360
                                                      ----------

                                           NUMBER
                                          OF SHARES      VALUE
----------------------------------------------------------------


INDUSTRIAL CONGLOMERATES             3.8%
Tyco International Ltd.                     420,000  $12,877,200
                                                     -----------

INSURANCE                            1.3%
MBIA, Inc.                                   40,000    2,328,400
MGIC Investment Corp.                        30,000    1,996,500
                                                     -----------
                                                       4,324,900
                                                     -----------

INTERNET & CATALOG RETAIL            0.3%
Blair Corp.                                  40,000    1,127,200
                                                     -----------

IT CONSULTING & SERVICES             3.4%
Electronic Data Systems Corp.               300,000    5,817,000
First Data Corp.                            130,000    5,655,000
                                                     -----------
                                                      11,472,000
                                                     -----------

MEDIA                                8.9%
Interpublic Group of Cos., Inc.*            480,000    5,083,200
Liberty Media Corp.*                      2,850,000   24,852,000
                                                     -----------
                                                      29,935,200
                                                     -----------

PHARMACEUTICALS                      4.8%
Bristol-Myers Squibb Co.                    380,000    8,994,600
Johnson & Johnson                            70,000    3,943,100
Pfizer, Inc.                                100,000    3,060,000
                                                     -----------
                                                      15,997,700
                                                     -----------

REAL ESTATE                          1.9%
Trizec Properties, Inc.                     400,000    6,388,000
                                                     -----------

SOFTWARE                             0.8%
Microsoft Corp.                             100,000    2,765,000
                                                     -----------

SPECIALTY RETAIL                     0.3%
Friedman's, Inc., Class A                   465,000      957,900
                                                     -----------

TOBACCO                              1.4%
Altria Group, Inc.                          100,000    4,704,000
                                                     -----------

Total Common Stocks
   (cost $186,144,030)                               247,619,313
                                                     -----------

THE YACKTMAN FUND

PORTFOLIO OF INVESTMENTS
(CONT'D.)
SEPTEMBER 30, 2004 (UNAUDITED)
----------------------------------------------------------------
                                          PRINCIPAL
                                           AMOUNT        VALUE
----------------------------------------------------------------
CORPORATE BONDS                      1.9%

Fleming Cos., Inc.,
10.125%, 4/1/08*                        $18,400,000   $3,358,000
Fleming Cos., Inc.,
9.25%, 6/15/10*                          17,175,000    3,134,438
                                                     -----------

Total Corporate Bonds
       (cost $14,128,053)                              6,492,438
                                                     -----------

SHORT-TERM INVESTMENTS              47.5%

COMMERCIAL PAPER                    23.9%

AmEx
1.63%, 10/6/04                           16,000,000   15,996,378
Citigroup
1.63%, 10/6/04                           16,000,000   15,996,378
Prudential Funding,
1.63%, 10/6/04                           16,000,000   15,996,377
Rabobank Financial Corp.,
1.78%, 10/1/04                           16,000,000   16,000,000
UBS Financial,
1.78%, 10/1/04                           16,000,000   16,000,000
                                                     -----------

Total Commercial Paper                                79,989,133
  (cost $79,989,133)                                 -----------

DEMAND NOTE
(VARIABLE RATE)                      0.1%

U.S. Bancorp, 1.59%                         416,056      416,056
                                                     -----------

Total Demand Note                                        416,056
  (cost $416,056)                                    -----------


OTHER SHORT-TERM INVESTMENT         23.4%
Securities Lending
Investment Account                                   $78,318,612
  (cost $78,318,612)                                 -----------

Total Short-Term Investments
  (cost $158,723,801)                                158,723,801
                                                     -----------

Total Investments
  (cost $358,995,884)              123.1%            412,835,552
                                                     -----------

Other Assets less Liabilities        0.3%                946,165

Less Liability for                (23.4)%
Collateral on Securities Loaned                      (78,318,612)
                                                     -----------

Net Assets - 100% (equivalent
  to $14.96 per share based on
  22,421,436 shares outstanding)                    $335,463,105
                                                    ============


* Non-income producing
 Issue in default


See notes to financial statements

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

By:   /s/ Donald A. Yacktman
    --------------------------------------------------------
      Donald A. Yacktman
      Principal Executive Officer

Date: October 26, 2004
      ------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Donald A. Yacktman
    --------------------------------------------------------
      Donald A. Yacktman
      Principal Executive Officer

Date: October 26, 2004
      ------------------------------------------------------

By:   /s/  Donald A. Yacktman
    --------------------------------------------------------
      Donald A. Yacktman
      Principal Financial Officer

Date: October 26, 2004
      ------------------------------------------------------


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)